SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.
Amendment to Merger Agreement
On April 20, 2022, SWAG, Merger Sub and Nogin entered into the Amendment to the Merger Agreement (the “MA Amendment”). The MA Amendment reflects the parties’ agreement to lower the cash consideration amount from $20 million to $15 million and increase the share consideration in a proportionate amount.
PIPE Subscription Agreements
On April 19, 2022, SWAG, certain guarantors named therein (the “Notes Guarantors”) and certain investors named therein (each, a “Subscriber” and collectively, the “Subscribers”), entered into subscription agreements (each, a “PIPE Subscription Agreement” and collectively, the “PIPE Subscription Agreements”) pursuant to which SWAG agreed to issue and sell, at the par value of the notes, to the Subscribers immediately prior to the closing of the Merger (i) up to an aggregate principal amount of $75 million of 7.00% Convertible Senior Notes due 2026 (the “Convertible Notes”) convertible into shares of SWAG Class A common stock, par value $0.0001 per share (“SWAG Common Stock”), and (ii) an aggregate of 1.5 million warrants (the “PIPE Warrants”) with each whole PIPE Warrant entitling the holder thereof to purchase one share of SWAG Common Stock (the transactions described in clauses (i) and (ii), collectively, the “PIPE Investment”). The Subscribers have agreed to purchase $65 million aggregate principal amount of the Convertible Notes, with a subsidiary of UBS Hedge Fund Solutions LLC (“UBS”) having the option to purchase up to an additional $10 million aggregate principal amount of the Convertible Notes (together with additional PIPE Warrants) pursuant to an “accordion feature” included in UBS’s PIPE Subscription Agreement. Jonathan Huberman, Chief Executive Officer of SWAG, has also executed a PIPE Subscription Agreement for $0.5 million aggregate principal amount of Convertible Notes. Subscribers will also receive a pro rata portion of the PIPE Warrants in connection with their respective commitments to purchase the Convertible Notes.
The PIPE Investment is conditioned on (i) the substantially contemporaneous closing of the Merger and the other Transactions as well as the execution of (x) an indenture governing the Convertible Notes (the “Indenture”) by and among SWAG, as issuer, the Notes Guarantors, as guarantors, and U.S. Bank Trust Company, National Association, as trustee and collateral agent (the “Trustee”) and related agreements securing the payment of the obligations under the Convertible Notes and the Indenture, and (y) a warrant agreement (the “PIPE Warrant Agreement”), by and between SWAG, as issuer, and Continental Stock Transfer & Trust Company, as warrant agent; (ii) certain minimum cash and liquidity requirements; (iii) representations and warranties of the parties to the PIPE Subscription Agreement being true and correct in all material respects as of the closing date of the Transactions (except where qualified as to materiality or otherwise); (iv) absence of material adverse effect with respect to SWAG or the Notes Guarantors, as applicable; and (v) other customary closing conditions. Up to $15 million of the proceeds from the PIPE Investment will be used to fund the cash consideration for the Merger. The Subscription Agreements provide for certain customary registration rights for the PIPE Investors.

NOTE 11. SUBSEQUENT EVENTS
On February 15, 2022, the Company entered into an agreement with a vendor for investment banking services related to the pending Business Combination. Specifically, the agreement relates to assisting in raising the funds as part of the PIPE financing. The agreement calls for the vendor to receive a contingent fee equal to (i) the aggregate principal amount of securities issued at the closing of such transaction as i) 2% if it is a equity or debt security or ii) if it is a convertible debt security. In addition to any fees that may be payable to the vendor, the Company will reimburse the vendor for all reasonable expenses in connection with the agreement.

Convertible Promissory Note — Related Party
On February 9, 2022, the Sponsor agreed to loan the Company $300,000 pursuant to a new promissory note (the “Working Capital Loan”). The Working Capital Loan is
non-interest
bearing and payable upon consummation of the Company’s initial Business Combination. At the lender’s discretion, the Working Capital Loan may be repayable in warrants of the post Business Combination entity at a price of $1.00 per warrant.
Merger Agreement
On February 14, 2022, Software Acquisition Group Inc. III, a Delaware corporation (“SWAG”), and Nuevo Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of SWAG (“Merger Sub”), entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Merger Agreement”) with Branded Online, Inc. (d/b/a Nogin), a Delaware corporation (“Nogin” or the “Company”). If (i) the Merger Agreement is adopted and the transactions contemplated thereby, including the Merger, are approved by SWAG’s and Nogin’s stockholders and (ii) the
Merger is subsequently completed, Merger Sub will merge with and into Nogin, with Nogin surviving the Merger as a wholly owned subsidiary of SWAG (the “Merger” and, along with the transactions contemplated in the Merger Agreement, the “Transactions”).
As part of the Transactions, holders of Nogin’s common stock and vested options will receive aggregate consideration of approximately $566.0 million, payable in (i) the case of Nogin’s stockholders, newly issued shares of SWAG Class A common stock, par value $0.0001 per share (“SWAG Class A common stock”), with a value ascribed to each share of SWAG Class A common stock of $10.00, and, at their election, a portion of $20.0 million of consideration payable in cash and (ii) the case of Nogin’s optionholders, options of SWAG (collectively, the “merger consideration”).
Sponsor Agreement
In connection with the execution of the Merger Agreement, our sponsor entered into a sponsor agreement (the “Sponsor Agreement”) with SWAG and Nogin, pursuant to which the sponsor agreed to, among other things, (i) vote at the special meeting to be called for approval of the Transactions any SWAG Class A common stock or SWAG Class B common stock, par value $0.0001 per share (collectively, the “Sponsor Securities”), held of record or thereafter acquired in favor of the proposals presented by SWAG at such meeting, (ii) be bound by certain other covenants and agreements related to the Merger and (iii) be bound by certain transfer restrictions with respect to the Sponsor Securities, in each case, on the terms and subject to the conditions set forth in the Sponsor Agreement. The Sponsor Agreement also provides that the Sponsor has agreed to waive redemption rights in connection with the consummation of the Transactions with respect to any Sponsor Securities they may hold.
The sponsor has also agreed, subject to certain exceptions, not to transfer any of its shares of SWAG Class B common stock (the “Founder Shares”) (or any shares of SWAG common stock issuable upon conversion in connection with the Closing) until the earlier of (i) the date that is the one-year anniversary of the Closing and (ii) the date on which SWAG completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of SWAG’s stockholders having the right to exchange their shares of SWAG common stock for cash, securities or other property or (iii) subsequent to the consummation of the Transactions, the date on which the last reported sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any
20
trading days within any 30 trading day period commencing at least 150 days after the Closing Date of the Transactions (the “Founder Shares Lock-up Period”).
The Sponsor Agreement parties have also agreed, subject to certain exceptions, not to transfer any private placement warrants purchased in connection with SWAG’s initial public offering (the “Private Placement Warrants”) (or any share of SWAG common stock issued or issuable upon the exercise of the Private Placement Warrants), until 30 days after the Closing Date of the Transactions (the “Private Placement Warrants Lock-Up Period” and, together with the Founder Shares Lock-up Period, the “Lock-up Periods”).
The Sponsor Agreement provides that as of immediately prior to (but subject to) the Closing, 1,710,590 (or 30%) of the Founder Shares held by the sponsor as of the Closing, or 2,565,885 (or 45%) of the Founders Shares if, immediately prior to the Closing, holders of SWAG Class A common stock have validly elected to redeem a number of shares of SWAG Class A common stock (and have not withdrawn such redemptions) that would result in greater than 40% of the funds in the Trust Account being paid to such redeeming holders for such redemptions, will be subject to certain time and performance-based vesting provisions described below. The sponsor has agreed, subject to exceptions, not to transfer any unvested Founder Shares prior to the date such securities become vested. Pursuant to the Sponsor Agreement, 50% of the unvested Founder Shares (the “First Tranche Shares”) will vest on any day following the Closing when the closing price of a share of SWAG Class A common stock on NASDAQ (the “Closing Share Price”) equals or exceeds $12.50 (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) and the remaining 50% will vest (along with any
unvested First Tranche Shares) when the Closing Share Price equals or exceeds $14.50 (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like).
The Sponsor Agreement will terminate on the later of (i) the vesting of all unvested Founder Shares (ii) the end of the Founder Shares Lock-Up Period.
Company Support Agreement
In connection with the execution of the Merger Agreement, SWAG, Nogin and certain stockholders of Nogin (collectively, the “Supporting Nogin Stockholders” and each, a “Supporting Nogin Stockholder”) entered into the Company Support Agreement. Pursuant to the Company Support Agreement, among other things, each Supporting Nogin Stockholder agreed to (i) vote at any meeting of the stockholders of Nogin all of its Nogin common stock and/or Nogin preferred stock, as applicable (or any securities convertible into or exercisable or exchangeable for Nogin common stock or Nogin preferred stock), held of record or thereafter acquired in favor of the transactions and the adoption of the Merger Agreement; (ii) appoint the chief executive officer of Nogin as such stockholder’s proxy in the event such stockholder fails to fulfil its obligations under the Company Support Agreement, (iii) be bound by certain other covenants and agreements related to the Merger and (iv) be bound by certain transfer restrictions with respect to Nogin securities, in each case, on the terms and subject to the conditions set forth in the Company Support Agreement. The shares of Nogin capital stock that are owned by the Supporting Nogin Stockholders and subject to the Company Support Agreement represent approximately 84.1% of the outstanding shares of Nogin common stock and approximately 99.5% of the outstanding shares of Nogin preferred stock. The execution and delivery of written consents by all of the Supporting Nogin Stockholders will constitute the Nogin stockholder approval at the time of such delivery. Additionally, the Supporting Nogin Stockholders have agreed to waive any appraisal rights (including under Section 262 of the DGCL) with respect to the Merger and any rights to dissent with respect to the Merger.
Registration Rights Agreement
The Merger Agreement contemplates that, at the Closing, SWAG and certain stockholders of Nogin and SWAG will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which SWAG will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of SWAG Class A common stock and other equity securities of SWAG that are held by the parties thereto from time to time. Pursuant to the Registration Rights Agreement, SWAG will agree to file a shelf registration statement registering the resale of the SWAG Class A common stock (including those held as of the effective time or issuable upon future exercise of the Private Placement Warrants) and the Private Placement Warrants (the “Registrable Securities”) under the Registration Rights Agreement within 15 days of the Closing. Up to four times total and up to twice in any 12-month period, certain legacy Nogin stockholders and legacy SWAG stockholders may request to sell all or any portion of their Registrable Securities in an underwritten offering so long as the total offering price is reasonably expected to exceed $35 million. SWAG also agreed to provide customary “piggyback” registration rights, subject to certain requirements and customary conditions. The Registration Rights Agreement also provides that SWAG will pay certain expenses relating to such registrations and indemnify the stockholders against certain liabilities.
Representations and Warranties
Under the Merger Agreement, Nogin made customary representations and warranties relating to: organization; authorization; capitalization; Nogin’s subsidiaries; consents and approvals; consolidated financial statements; absence of undisclosed liabilities; absence of certain changes; real estate; intellectual property; litigation; material contracts; taxes; environmental matters; licenses and permits; employee benefits; labor and employment matters; international trade and anti-corruption matters; certain fees; insurance policies; affiliate transactions; information supplied; customers and suppliers; compliance with laws; PPP loans; and disclaimer of warranties.
Under the Merger Agreement, SWAG and Merger Sub made customary representations and warranties relating to: organization; authorization; capitalization; consents and approvals; consolidated financial statements; business activities and absence of undisclosed liabilities; absence of certain changes; litigation; material contracts; taxes; compliance with laws; certain fees; organization of Merger Sub; Securities and Exchange Commission (“SEC”) reports, Nasdaq Stock Market LLC (“NASDAQ”) compliance and the Investment Company Act; information supplied; approvals of boards of directors and stockholders; SWAG’s Trust Account (the “Trust Account”); affiliate transactions; independent investigation; employee benefits; valid issuance of securities; takeover statutes and charter provisions; and disclaimer of warranties.
Covenants
The Merger Agreement includes customary covenants of the parties with respect to business operations prior to the consummation of the Transactions and efforts to satisfy conditions to the consummation of the Transactions. The Merger Agreement also contains additional covenants of the parties, including, among others, covenants providing for SWAG and the Company to cooperate in the preparation of the Registration Statement on Form
S-4
required to be prepared in connection with the Transactions (the “Registration Statement”).